Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 8 – RELATED PARTY TRANSACTIONS

In addition to several of the Company’s officers and directors, the Company conducted transactions with the following related parties:

Company	Ownership
Heilongjiang Zishan Technology Stock Co., Ltd. (“ZTC”)
18% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., 39% owned by Zhiguo Wang, Chairman and Chief Executive Officer, 31% owned by Guifang Qi, the wife of Mr. Wang and Director of the Company, and 12% owned by third parties.

Heilongjiang Yew Pharmaceuticals, Co., Ltd. (“Yew Pharmaceutical”)	95% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 5% owned by Madame Qi.
Shanghai Kairun Bio-Pharmaceutical Co., Ltd. (“Kairun”)	60% owned by Heilongjiang Zishan Technology Co., Ltd., 20% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 20% owned by Mr. Wang.
Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. (“HEFS”)	63% owned by Mr. Wang, 34% owned by Madame Qi, and 3% owned by third parties.

Cooperation and Development Agreement and Revenues from Related Party

On January 9, 2010, the Company entered into a Cooperation and Development Agreement (the “Development Agreement”) with Yew Pharmaceutical. Pursuant to the Development Agreement, for a period of ten years expiring on January 9, 2020, the Company shall supply cultivated yew raw materials to Yew Pharmaceutical that will be used by Yew Pharmaceutical to make traditional Chinese medicines and other pharmaceutical products, at price of RMB 1,000,000 (approximately $158,000) per metric ton.

For the three months ended March 31, 2014 and 2013, sales to Yew Pharmaceutical under the Development Agreement amounted to $454,259 and $357,949, respectively.

At March 31, 2014 and December 31, 2013, the Company had $339,044 and $377,821 accounts receivable from Yew Pharmaceutical, respectively.

Operating leases

On March 25, 2005, the Company entered into an Agreement for the Lease of Seedling Land with ZTC (the “ZTC Lease”). Pursuant to the ZTC Lease, the Company leased 361 mu of land from ZTC for a period of 30 years, expiring on March 24, 2035. Annual payments under the ZTC Lease are RMB 162,450 (approximately $26,000). The payment for the first five years of the ZTC Lease was due prior to December 31, 2010 and beginning in 2011, the Company is required to make full payment for the land use rights in advance for each subsequent five-year period. For the three months ended March 31, 2014 and 2013, rent expense related to the ZTC Lease amounted to $6,636 and $6,461, respectively. At March 31, 2014 and December 31, 2013, prepaid rent to ZTC amounted to $26,353 and $33,212 which was included in prepaid expenses – related parties on the accompanying consolidated balance sheets.

On December 3, 2008, the Company entered into a lease for retail space in Harbin with Madame Qi (the “Store Lease”). Pursuant to the Store Lease, no payment was due for the first year and an annual payment of RMB 12,000 (approximately $2,000) is due for each of the second and third years thereof. The term of the Store Lease is three years and expired on December 3, 2011. On November 15, 2011, the Company renewed the Store Lease. Pursuant to the renewed Store Lease, the annual rent is RMB 15,600 (approximately $2,500) and the annual payment is due by May 30 of each year. The term of the renewed Store Lease is 3 years and expires on December 1, 2014. For the three months ended March 31, 2014 and 2013, rent expense related to the Store Lease amounted to $637 and $620, respectively.  Since December 2012, the premises subject to the Store Lease have been used as warehouse space rather than retail space.

On January 1, 2010, the Company entered into a lease for office space with Mr. Wang (the “Office Lease”). Pursuant to the Office Lease, annual payments of RMB 15,000 (approximately $2,000) are due for each of the term. The term of the Office Lease is 15 years and expires on December 31, 2025. For the three months ended March 31, 2014 and 2013, rent expense related to the Office Lease amounted $613 and $597, respectively.

On July 1, 2012, the Company entered into a lease for office space with Mr. Wang (the “JSJ Lease”). Pursuant to the JSJ Lease, JSJ leases approximately 30 square meter of office space from Mr. Wang in Harbin. Rent under the JSJ Lease is RMB 10,000 (approximately $1,600) annually. The term of the JSJ Lease is three years and expires on June 30, 2015. For the three months ended March 31, 2014 and 2013, rent expense related to the JSJ Lease amounted to $409 and $398. At March 31, 2014 and December 31, 2013, prepaid rent to Mr. Wang amounted to $405 and $819, respectively, which was included in prepaid expenses - related parties on the accompanying consolidated balance sheets.

The principal executive offices of YBP are located at 294 Powerbilt Avenue, Las Vegas, Nevada, a property owned by the Company’s President, Zhiguo Wang, which he provides rent-free to the Company. However, the Company pays utilities, property insurance, real estate tax, association dues and certain other expenses on the property to third parties, which, in the three months ended March 31, 2014 and 2013, aggregated approximately $5,085 and $3,508, respectively. The space provided by Mr. Wang to use as principal executive offices is less than 500 square feet and a significant portion of the property is used by Mr. Wang for his personal use. The Company estimates that the market value of a gross and full service lease for an equivalent executive office rent in the same geographic area is approximately $800 to $1,000 per month. The landlord of a gross and full service lease typically would be responsible for paying utilities, property tax and insurance and other expenses associated with maintaining the property. However, the Company pays these expenses, as well as association dues, on behalf of Mr. Wang to third parties in lieu of making rent payments. The Company believes that the difference between the annual market rent for the space used by the Company and the amount of $5,085 and $3,508 for the three months ended March 31, 2014 and 2013, respectively, that the Company paid to third parties for expenses related to the property in the three months ended March 31, 2014 and 2013 is not material.

At March 31, 2014 and December 31, 2013, the total prepaid rent for the above operating leases with related parties amounted to $26,759 and $34,031, respectively, which amount was included in prepaid expenses-related parties on the accompanying consolidated balance sheets.

Loan made to related party

On January 15, 2014, the Company entered into a loan agreement with Yew Pharmaceutical pursuant to which, the Company agreed to lend Yew Pharmaceutical in the amount of RMB 360,000 ($58,400). The proceeds of the loan would be utilized to purchase an inspection machinery and equipment. The acquired fixed asset would improve quality assurance of yew products and ensure the consistency of sales. Under the agreement, Yew Pharmaceutical, upon its final inspection of machinery and equipment, has four months to pay off the entire loan to the Company. The duration of the loan agreement starts from January 15, 2014 through May 15, 2014. As of March 31, 2014, the outstanding balance is $58,400.

Due to related parties

The Company’s officers and directors and related parties, from time to time, provided advances to the Company for working capital purpose. These advances are short-term in nature and non-interest bearing and unsecured and payable on demand. The due to related parties amount at March 31, 2014 and December 31, 2013 was as follows:

Name of related parties	March 31, 2014	December 31, 2013
Zhiguo Wang	$22,645	$47,726
ZTC	3,378,269	4,802,911
Total	$3,400,914	$4,850,637

Amount due to ZTC was incurred in connection with acquisition of yew tree forests and land use right of underlying land.

Research and Development Agreement

The Company entered into a Technology Development Service Agreement dated January 1, 2010 (the “Technology Agreement”) with Kairun. The term of the Technology Agreement was two years. Under the Technology Agreement, Kairun provides the Company with testing and technologies regarding utilization of yew trees to extract taxol and develop higher concentration of taxol in the yew trees the Company grow and cultivate. For these services, the Company agreed to pay Kairun RMB 200,000 (approximately $32,000) after the technologies developed by Kairun are tested and approved by the Company. The Company will retain all intellectual property rights in connection with the technologies developed by Kairun. Kairun may not provide similar services to any other party without the Company’s prior written consent. In February 2012, we entered into a supplemental agreement with Kairun, extending the term of the Technology Agreement indefinitely until project results specified in the original Technology Agreement have been achieved. Kairun is owned directly and indirectly primarily by Mr. Wang and Madame Qi. As of March 31, 2014, Kairun has not yet completed the services provided for in the Technology Agreement and, therefore, no payment was made to Kairun.

NOTE 10 – RELATED PARTY TRANSACTIONS

In addition to several of the Company’s officers and directors, the Company conducted transactions with the following related parties:

Company	Ownership
Heilongjiang Zishan Technology Stock Co., Ltd. (“ZTC”)
18% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., 39% owned by Zhiguo Wang, Chairman and Chief Executive Officer, 31% owned by Guifang Qi, the wife of Mr. Wang and Director of the Company, and 12% owned by third parties.

Heilongjiang Yew Pharmaceuticals, Co., Ltd. (“Yew Pharmaceutical”)	95% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 5% owned by Madame Qi.
Shanghai Kairun Bio-Pharmaceutical Co., Ltd. (“Kairun”)	60% owned by Heilongjiang Zishan Technology Co., Ltd., 20% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 20% owned by Mr. Wang.
Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. (“HEFS”)	63% owned by Mr. Wang, 34% owned by Madame Qi, and 3% owned by third parties.

Cooperation and Development Agreement and Revenues from Related Party

On January 9, 2010, the Company entered into a Cooperation and Development Agreement (the “Development Agreement”) with Yew Pharmaceutical. Pursuant to the Development Agreement, for a period of ten years expiring on January 9, 2020, the Company shall supply cultivated yew raw materials to Yew Pharmaceutical that will be used by Yew Pharmaceutical to make traditional Chinese medicines and other pharmaceutical products, at price of RMB 1,000,000 (approximately $158,000) per metric ton.

For the years ended December 31, 2013 and 2012, sales to Yew Pharmaceutical under the Development Agreement amounted to $1,550,458 and $1,012,684, respectively. Additionally, for the years ended December 31, 2013 and 2012, the Company recorded revenues from the sale of yew handicrafts to Yew Pharmaceutical of $0 and $1,603, respectively. In summary, for the years ended December 31, 2013 and 2012, the Company recorded revenues from the following related party:

	Years Ended December 31,
Name of related party	2013	2012
Yew Pharmaceutical	$1,550,458	$1,014,287
Total	$1,550,458	$1,014,287

At December 31, 2013 and 2012, the Company had $377,821 and $284,986 accounts receivable from Yew Pharmaceutical, respectively.

Purchases

For the years ended December 31, 2013 and 2012, the Company made purchases in the amount of $0 and $121,047 of yew seedlings from ZTC, respectively. At December 31, 2013 and 2012, there was no accounts payable amount due to ZTC related to the purchases.

Operating leases

On March 25, 2005, the Company entered into an Agreement for the Lease of Seedling Land with ZTC (the “ZTC Lease”). Pursuant to the ZTC Lease, the Company leased 361 mu of land from ZTC for a period of 30 years, expiring on March 24, 2035. Annual payments under the ZTC Lease are RMB 162,450 (approximately $26,000). The payment for the first five years of the ZTC Lease was due prior to December 31, 2010 and beginning in 2011, the Company is required to make full payment for the land use rights in advance for each subsequent five-year period. For the years ended December 31, 2013 and 2012, rent expense related to the ZTC Lease amounted to $26,209 and $25,705, respectively. At December 31, 2013, prepaid rent to ZTC amounted to $33,212 which was included in prepaid expenses – related parties on the accompanying consolidated balance sheets. At December 31, 2012, prepaid rent to ZTC amounted to $57,870 which was included in prepaid expenses – related parties on the accompanying consolidated balance sheets.

On December 3, 2008, the Company entered into a lease for retail space in Harbin with Madame Qi (the “Store Lease”). Pursuant to the Store Lease, no payment was due for the first year and an annual payment of RMB 12,000 (approximately $2,000) is due for each of the second and third years thereof. The term of the Store Lease is three years and expired on December 3, 2011. On November 15, 2011, the Company renewed the Store Lease. Pursuant to the renewed Store Lease, the annual rent is RMB 15,600 (approximately $2,500) and the annual payment is due by May 30 of each year. The term of the renewed Store Lease is 3 years and expires on December 1, 2014. For the years ended December 31, 2013 and 2012, rent expense related to the Store Lease amounted to $2,517 and $2,468, respectively.  Since December 2012, the premises subject to the Store Lease have been used as warehouse space rather than retail space.

On January 1, 2010, the Company entered into a lease for office space with Mr. Wang (the “Office Lease”). Pursuant to the Office Lease, annual payments of RMB 15,000 (approximately $2,000) are due for each of the term. The term of the Office Lease is 15 years and expires on December 31, 2025. For the years ended December 31, 2013 and 2012, rent expense related to the Office Lease amounted $2,420 and $2,373, respectively.

On July 1, 2012, the Company entered into a lease for office space with Mr. Wang (the “JSJ Lease”). Pursuant to the JSJ Lease, JSJ leases approximately 30 square meter of office space from Mr. Wang in Harbin. Rent under the JSJ Lease is RMB 10,000 (approximately $1,600) annually. The term of the JSJ Lease is three years and expires on June 30, 2015. For the year ended December 31, 2013, rent expense related to the JSJ Lease amounted to $1,613. At December 31, 2013, prepaid rent to Mr. Wang amounted to $819 which was included in prepaid expenses-related parties on the accompanying consolidated balance sheets.

The principal executive offices of YBP are located at 294 Powerbilt Avenue, Las Vegas, Nevada, a property owned by the Company’s President, Zhiguo Wang, which he provides rent-free to the Company. However, the Company pays utilities, property insurance, real estate tax, association dues and certain other expenses on the property to third parties, which, in fiscal 2013 and fiscal 2012, aggregated approximately $10,336 and $11,024, respectively. The space provided by Mr. Wang to use as principal executive offices is less than 500 square feet and a significant portion of the property is used by Mr. Wang for his personal use. The Company estimates that the market value of a gross and full service lease for an equivalent executive office rent in the same geographic area is approximately $800 to $1,000 per month. The landlord of a gross and full service lease typically would be responsible for paying utilities, property tax and insurance and other expenses associated with maintaining the property. However, the Company pays these expenses, as well as association dues, on behalf of Mr. Wang to third parties in lieu of making rent payments. The Company believes that the difference between the annual market rent for the space used by the Company and the amount of $10,336 and $11,024 for fiscal 2013 and fiscal 2012, respectively, that the Company paid to third parties for expenses related to the property in fiscal 2013 and fiscal 2012 is not material.

At December 31, 2013, the total prepaid rent for the above operating leases with related parties amounted to $34,031, which amount was included in prepaid expenses-related parties on the accompanying consolidated balance sheets.

Future minimum rental payments required under the related parties operating leases are as follows:

Years Ending December 31:
2014	$6,341
2015	134,274
2016	2,420
2017	22,587
2018	2,420
Thereafter	438,315
Total	$606,357

Due to related parties

The Company’s officers and directors and related parties, from time to time, provided advances to the Company for working capital purpose. These advances are short-term in nature and non-interest bearing and unsecured and payable on demand. The due to related parties amount at December 31, 2013 and 2012 was as follows:

Name of related parties	2013	2012
Zhiguo Wang	$47,726	$45,976
Guifang Qi	-	1,900
ZTC	4,802,911	-
Total	$4,850,637	$47,876

Amount due to ZTC is incurred in connection with acquisition of yew tree forests and land use right of underlying land. The acquisition is treated as a transaction between entities under common control, see Note 8(c) for more details.

Research and Development Agreement

The Company entered into a Technology Development Service Agreement dated January 1, 2010 (the “Technology Agreement”) with Kairun. The term of the Technology Agreement was two years. Under the Technology Agreement, Kairun provides the Company with testing and technologies regarding utilization of yew trees to extract taxol and develop higher concentration of taxol in the yew trees the Company grow and cultivate. For these services, the Company agreed to pay Kairun RMB 200,000 (approximately $32,000) after the technologies developed by Kairun are tested and approved by the Company. The Company will retain all intellectual property rights in connection with the technologies developed by Kairun. Kairun may not provide similar services to any other party without the Company’s prior written consent. In February 2012, we entered into a supplemental agreement with Kairun, extending the term of the Technology Agreement indefinitely until project results specified in the original Technology Agreement have been achieved. Kairun is owned directly and indirectly primarily by Mr. Wang and Madame Qi. As of December 31, 2013, Kairun has not yet completed the services provided for in the Technology Agreement and, therefore, no payment was made to Kairun.